Retirement Benefits (Tables)	12 Months Ended
Mar. 31, 2020
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Detailed Information for the Defined Benefit Plans
The following tables provide detailed information for the defined benefit plans.
The amounts of the retirement benefit liabilities and the retirement benefit assets recognized in the consolidated statements of financial position at March 31, 2020 and 2019 were determined as follows:

	At March 31,
	2020	2019
	(In millions)
Present value of unfunded obligations	¥(32,696)	¥(30,237)
Present value of funded obligations	(1,155,401)	(1,157,946)
Fair value of plan assets	1,318,073	1,420,639

Net retirement benefit assets (liabilities)	¥129,976	¥232,456

Of which retirement benefit liabilities included in “Other liabilities”	¥(38,986)	¥(36,027)
Of which retirement benefit assets included in “Other assets”	¥168,962	¥268,483

Movements in Defined Benefit Obligation
The movements in the defined benefit obligations for the fiscal years ended March 31, 2020 and 2019 were as follows:

	For the fiscal year ended March 31,
	2020	2019
	(In millions)
At beginning of period	¥1,188,183	¥1,173,671
Current service cost	37,775	38,540
Interest cost	6,826	8,008
Actuarial losses (gains)—demographic assumptions	8,089	(394)
Actuarial losses—financial assumptions	757	23,197
Actuarial losses—experience	2,592	2,652
Benefits paid	(43,636)	(42,495)
Lump-sum payments	(12,443)	(13,605)
Past service cost	—	108
Acquisition of subsidiaries and businesses	1,252	5,186
Others	(1,298)	(6,685)

At end of period	¥1,188,097	¥1,188,183

Movements in Fair Value of the Plan Assets
The movements in the fair value of plan assets for the fiscal years ended March 31, 2020 and 2019 were as follows:

	For the fiscal year ended March 31,
	2020	2019
	(In millions)
At beginning of period	¥1,420,639	¥1,453,238
Interest income	8,080	9,805
Return on plan assets excluding interest income	(77,512)	(14,874)
Contributions by employer	13,145	15,101
Benefits paid	(43,636)	(42,495)
Acquisition of subsidiaries and businesses	—	6,191
Others	(2,643)	(6,327)

At end of period	¥1,318,073	¥1,420,639

Amounts Recognized in Consolidated Income Statement
The amounts recognized in “General and administrative expenses” in the consolidated income statements for the fiscal years ended March 31, 2020, 2019 and 2018 were as follows:

	For the fiscal year ended March 31,
	2020	2019	2018
	(In millions)
Current service cost	¥37,775	¥38,540	¥40,387
Net interest cost	(1,254)	(1,797)	(1,453)
Past service cost	—	108	(44)

Total	¥36,521	¥36,851	¥38,890

Plan Assets
The plan assets at March 31, 2020 and 2019 were composed as follows:

	At March 31,
	2020			2019
	Quoted in active markets	Other	Total	Quoted in active markets	Other	Total
	(In millions)
Plan assets retained in the pension funds:
Equity instruments	¥184,621	¥138,692	¥323,313	¥226,372	¥138,937	¥365,309
Debt instruments	21,326	174,030	195,356	16,124	233,025	249,149
General account of life insurance companies	124	39,697	39,821	250	39,463	39,713
Other investments and short-term assets	47,496	243,834	291,330	33,055	217,344	250,399
Plan assets retained in the retirement benefit trusts:
Japanese equity instruments	416,923	1,470	418,393	466,612	1,593	468,205
Other short-term assets	40,254	9,606	49,860	38,278	9,586	47,864

Total	¥710,744	¥607,329	¥1,318,073	¥780,691	¥639,948	¥1,420,639

Principal Actuarial Assumptions	The principal actuarial assumptions used at March 31, 2020, 2019 and 2018 were as follows:

	At March 31,
	2020	2019	2018
Discount rates	0.5%	0.5%	0.7%

Sensitivity Analyses of Effect of Changes in Key Assumptions on Defined Benefit Obligations
The sensitivity analyses of the effect of changes in key assumptions on the defined benefit obligations at March 31, 2020 and 2019 were as follows:

	At March 31,
	2020	2019
	Increase/(decrease)	Increase/(decrease)
	(In millions)
Discount rates:
Increase by 50 bps	¥(75,446)	¥(74,405)
Decrease by 50 bps	85,951	84,546
Average life expectancy at age 60:
Increase of one year	¥40,012	¥39,661

Weighted Average Durations of Defined Benefit Plans
The weighted average durations of defined benefit plans for the fiscal years ended March 31, 2020, 2019 and 2018 were as follows:

	At March 31,
	2020	2019	2018
	(Years)
Lump-sum severance indemnity plans	10.5	12.7	12.8
Defined benefit pension plans	17.5	18.9	18.9